Property, plant and equipment - Schedule of reconciliation of property, plant and equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	£ 1,546
Ending balance, Property, plant and equipment	£ 1,603	£ 1,546
Lease, extension period	91 years	91 years
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	£ 3,614	£ 3,287
Additions	275	149
Disposals	(60)	(72)
Exchange and other movements	(134)	250
Ending balance, Property, plant and equipment	3,695	3,614
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	(2,068)	(2,025)
Depreciation charge	(162)	(166)
Impairment charge	(8)	0
Disposals	54	63
Exchange and other movements	92	60
Ending balance, Property, plant and equipment	(2,092)	(2,068)
Property, plant and equipment | Investment property
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	9
Ending balance, Property, plant and equipment	43	9
Property, plant and equipment | Investment property | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	9	2
Additions	33	9
Disposals	0	(2)
Exchange and other movements	1	0
Ending balance, Property, plant and equipment	43	9
Property, plant and equipment | Investment property | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	0	0
Depreciation charge	0	0
Impairment charge	0	0
Disposals	0	0
Exchange and other movements	0	0
Ending balance, Property, plant and equipment	0	0
Property, plant and equipment | Property
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	811
Ending balance, Property, plant and equipment	771	811
Property, plant and equipment | Property | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	1,624	1,540
Additions	59	70
Disposals	(5)	(14)
Exchange and other movements	(98)	28
Ending balance, Property, plant and equipment	1,580	1,624
Property, plant and equipment | Property | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	(813)	(778)
Depreciation charge	(43)	(42)
Impairment charge	(2)	0
Disposals	5	14
Exchange and other movements	44	(7)
Ending balance, Property, plant and equipment	(809)	(813)
Property, plant and equipment | Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	213
Ending balance, Property, plant and equipment	208	213
Property, plant and equipment | Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	938	942
Additions	84	58
Disposals	(20)	(47)
Exchange and other movements	(58)	(15)
Ending balance, Property, plant and equipment	944	938
Property, plant and equipment | Equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	(725)	(690)
Depreciation charge	(72)	(73)
Impairment charge		0
Disposals	20	40
Exchange and other movements	41	(2)
Ending balance, Property, plant and equipment	(736)	(725)
Right of use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	513
Ending balance, Property, plant and equipment	581	513
Right of use assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	1,043	803
Additions	99	12
Disposals	(35)	(9)
Exchange and other movements	21	237
Ending balance, Property, plant and equipment	1,128	1,043
Right of use assets | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	(530)	(557)
Depreciation charge	(47)	(51)
Impairment charge	(6)	0
Disposals	29	9
Exchange and other movements	7	69
Ending balance, Property, plant and equipment	£ (547)	£ (530)